Employee Benefit Plans (Estimated Cash Flows) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Qualified Pension
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments during 2020	$ 300
Estimated future benefit payments during 2021	315
Estimated future benefit payments during 2022	329
Estimated future benefit payments during 2023	327
Estimated future benefit payments during 2024	316
Estimated future benefit payments during 2025-2029	1,557
Nonqualified Pension
Defined Benefit Plan Disclosure [Line Items]
Estimated 2020 employer contributions	26
Estimated future benefit payments during 2020	26
Estimated future benefit payments during 2021	26
Estimated future benefit payments during 2022	23
Estimated future benefit payments during 2023	23
Estimated future benefit payments during 2024	21
Estimated future benefit payments during 2025-2029	92
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Estimated 2020 employer contributions	28
Estimated future benefit payments during 2020	28
Estimated future benefit payments during 2021	27
Estimated future benefit payments during 2022	26
Estimated future benefit payments during 2023	25
Estimated future benefit payments during 2024	25
Estimated future benefit payments during 2025-2029	$ 111